Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Finance Portfolio

November 30, 2019

SAV-QTLY-0120
1.810686.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Banks - 4.5%
Diversified Banks - 1.3%
Wells Fargo & Co.	37,400	$2,036,804
Regional Banks - 3.2%
Huntington Bancshares, Inc.	120,900	1,800,201
Signature Bank	27,900	3,441,744
		5,241,945

TOTAL BANKS		7,278,749

Consumer Finance - 44.1%
Consumer Finance - 44.1%
Ally Financial, Inc.	283,600	9,029,824
American Express Co.	82,300	9,885,876
Capital One Financial Corp.	111,400	11,141,114
Credit Acceptance Corp. (a)	10,875	4,681,253
Discover Financial Services	54,500	4,625,415
First Cash Financial Services, Inc.	48,911	3,953,965
LendingClub Corp. (a)	17,820	246,094
Navient Corp.	129,100	1,852,585
OneMain Holdings, Inc.	158,219	6,817,657
Santander Consumer U.S.A. Holdings, Inc.	167,800	3,951,690
SLM Corp.	416,300	3,551,039
Synchrony Financial	305,100	11,413,790
		71,150,302
IT Services - 19.6%
Data Processing & Outsourced Services - 19.6%
Alliance Data Systems Corp.	7,600	812,516
Black Knight, Inc. (a)	25,800	1,625,658
Fidelity National Information Services, Inc.	18,810	2,598,602
FleetCor Technologies, Inc. (a)	2,300	705,916
Global Payments, Inc.	12,969	2,348,686
MasterCard, Inc. Class A	35,500	10,374,165
Network International Holdings PLC (b)	71,400	534,658
PayPal Holdings, Inc. (a)	12,600	1,360,926
Visa, Inc. Class A	55,236	10,191,594
WEX, Inc. (a)	5,700	1,146,441
		31,699,162
Mortgage Real Estate Investment Trusts - 17.9%
Mortgage REITs - 17.9%
AGNC Investment Corp.	615,700	10,663,924
Annaly Capital Management, Inc.	450,415	4,202,372
Invesco Mortgage Capital, Inc.	139,857	2,271,278
MFA Financial, Inc.	497,600	3,811,616
New Residential Investment Corp.	374,150	5,799,325
Redwood Trust, Inc.	131,800	2,132,524
		28,881,039
Thrifts & Mortgage Finance - 10.7%
Thrifts & Mortgage Finance - 10.7%
Axos Financial, Inc. (a)(c)	22,900	674,405
MGIC Investment Corp.	418,528	6,030,988
NMI Holdings, Inc. (a)	11,500	386,055
Northwest Bancshares, Inc.	8,400	139,776
Pennymac Financial Services, Inc.	5,000	171,550
Radian Group, Inc.	56,965	1,471,976
TFS Financial Corp.	114,000	2,313,060
Washington Federal, Inc.	77,900	2,867,499
WSFS Financial Corp.	73,500	3,277,365
		17,332,674
TOTAL COMMON STOCKS
(Cost $117,328,917)		156,341,926

Money Market Funds - 3.2%
Fidelity Cash Central Fund 1.61% (d)	5,085,396	5,086,413
Fidelity Securities Lending Cash Central Fund 1.61% (d)(e)	84,576	84,584
TOTAL MONEY MARKET FUNDS
(Cost $5,170,997)		5,170,997
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $122,499,914)		161,512,923
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44,095)
NET ASSETS - 100%		$161,468,828

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $534,658 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,899
Fidelity Securities Lending Cash Central Fund	4,364
Total	$64,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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